Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Development Expenses [Abstract]
Payroll, salaries and associated expenses	$ 2,558	$ 2,570	$ 1,555
Other development expenses	3,029	2,146	1,421
Total	$ 5,587	$ 4,716	$ 2,976